Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	Altamira Therapeutics Ltd.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the Report of Foreign Private Issuer on Form 6-K originally filed on November 30, 2022 (the “Original Form 6-K”) is being furnished solely to correct an identified misstatement. In the Unaudited Condensed Consolidated Interim Financial Statements of Altamira Therapeutics Ltd. (the “Company”) as of June 30, 2022 and for the six months ended June 30, 2022, furnished with the Securities and Exchange Commission (the “SEC”) on November 30, 2022 with the Original Form 6-K, an upfront payment of $1 million (CHF 0.9 million) related to the exclusive licensing and distribution agreement with Nuance Pharma for Bentrio® was incorrectly recorded as revenue. In the audited financial statements as of December 31, 2022 included in the Company’s Annual Report on Form 20-F filed with the SEC on May 16, 2023, the upfront payment is recorded as deferred income, following the correction of the identified misstatement. Adjustments for this correction are reflected in the restated financial statements as of and for the six months ended June 30, 2022 furnished with this Amendment No. 1 in Exhibit 99.1 and the related management’s discussion and analysis in Exhibit 99.2. This Amendment No. 1 makes no other changes to the Original 6-K, and no attempt has been made in this Amendment No. 1 to modify or update the other disclosures presented in the Original Form 6-K. This Amendment No. 1 does not reflect subsequent events occurring after the initial furnishing of the Original Form 6-K (i.e., those events occurring after November 30, 2022) or modify or update in any way those disclosures that may be affected by subsequent events. Accordingly, this Amendment No. 1 should be read in conjunction with the Reports on Form 6-K furnished, and our other filings made, with the SEC.
Entity Central Index Key	0001601936
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	001-36582